Summary of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policy Information [Abstract]
Schedule of Subsidiaries Included in the Consolidated Financial Statements	Subsidiaries included in the consolidated financial statements:
			Ownership (%)
Name of investor	Name of Subsidiary	Main business Activities	December 31, 2024	December 31, 2023	Note
The Company	Gorilla Science & Technology Holding, Inc. (Gorilla BVI)	Information software and data processing services	100%	100%
The Company	ISSCore Technology, Inc.	Information software and data processing services	100%	100%
The Company	Telmedia Technology Limited (Telmedia)	Information software and data processing services	100%	100%	Note 1
The Company	Gorilla SPAC Partners Co. (Global)	Dormant corporation	100%	100%
The Company	Gorilla Technology UK Limited (Gorilla UK)	Information software and data processing services	100%	100%
The Company	Gorilla Technology Egypt LLC (Gorilla Egypt)	Information software and data processing services	100%	100%	Note 2
Gorilla UK and Gorilla Egypt	Gorilla Distribution Egypt	Software and hardware distribution services	100%	100%	Note 3
Gorilla UK	Gorilla Technology Inc. (Gorilla Taiwan)	Information software and data processing services	100%	100%	Note 4
Gorilla UK	NSGUARD Technology Inc. (NSGUARD)	Information software and data processing services	100%	100%	Note 4
Telmedia	Gorilla Technology Japan Inc. (Gorilla Japan)	Information software and data processing services	Not Applicable	100%	Note 5
Gorilla UK	Gorilla Technology (India) Private Limited (Gorilla India)	Information software and data processing services	100%	100%	Note 6
Gorilla UK	Gorilla Distribution Partners Limited (Gorilla Distribution)	Software and hardware distribution services	55%	55%	Note 7
Note 1:	Telemedia is in the process of liquidation as of December 31, 2024.

Note 2:	Gorilla Egypt was incorporated in March 2023.

Note 3:	Gorilla Distribution Egypt was incorporated in November 2023. It is a subsidiary of Gorilla UK (99.9%) and Gorilla Egypt (0.1%).

Note 4:	As part of an internal reorganization, 100% of the investments held by Gorilla BVI in Gorilla Taiwan and by Telemedia in NSGUARD were transferred to Gorilla UK in October 2024.

Note 5:	Gorilla Japan was liquidated in June 2024.

Note 6:	Gorilla India was incorporated in August 2023.

Note 7:	Gorilla Distribution was incorporated in November 2023.

Schedule of Estimated Useful Lives of Property, Plant and Equipment	The estimated useful lives of property and equipment are as follows:
Buildings and structures	50 years
Transportation equipment	5 years
Office equipment	3~ 5 years
Leasehold equipment	3~ 5 years
Other equipment (Note)	5 years

Note: Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.